Schedule of goodwill (Details) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance		$ 18,346	$ 25,101	$ 12,130
Disposals		(1,115)	(1,526)
Acquisitions		2,438	3,335	12,971
Impairment expense		(19,700)	(26,910)
Balance				$ 25,101